Capital, Reserves and Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary interim dividend declared and paid of HK$1.527 (equivalent to approximately RMB1.343) (2018: HK$1.826 (equivalent to approximately RMB1.540); 2017: HK$1.623 (equivalent to approximately RMB1.409)) per share	¥ 28,206	¥ 32,870	¥ 28,211
Special dividend declared and paid of HK$3.200 (equivalent to approximately RMB2.777) per share in 2017			55,621
Ordinary final dividend proposed after the balance sheet date of HK$1.723 (equivalent to approximately RMB1.543 million) (2018: HK$1.391 (equivalent to approximately RMB1.219); 2017: HK$1.582 (equivalent to approximately RMB1.322)) per share	31,602	24,955	27,077
Dividends recognised as distributions to owners	59,808	57,825	110,909
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.391 (equivalent to approximately RMB1.219) (2018: HK$1.582 (equivalent to approximately RMB1.322); 2017: HK$1.243 (equivalent to approximately RMB1.112)) per share	25,097	27,070	22,211
Attributable to equity shareholders of the Company [member]
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.391 (equivalent to approximately RMB1.219) (2018: HK$1.582 (equivalent to approximately RMB1.322); 2017: HK$1.243 (equivalent to approximately RMB1.112)) per share	¥ 25,059	¥ 27,060	¥ 22,204